Retirement Benefits – Defined Benefit Obligations (Details) - Schedule of principal actuarial assumptions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Betterware [Member]
Financial:
Future salary growth	6.50%	5.00%	4.00%
Discount rate	9.20%	7.60%	6.10%
Demographic:
Number of employees	901	1,272	1,294
Age average	34 years	32 years	31 years
Longevity average	3 years	2 years	2 years
JAFRA [Member]
Financial:
Future salary growth	5.50%
Discount rate	9.50%
Demographic:
Number of employees	1,276
Age average	38 years
Longevity average	7 years